Retirement Benefit Plans - Summary of Amounts Recognised in Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [abstract]
Return on plan assets (excluding amounts included in net interest expense)	£ (435)	£ (1,447)	£ 164
Actuarial (gains)/losses arising from changes in demographic assumptions	(151)	30	(67)
Actuarial gains arising from experience adjustments	(11)	(80)	(202)
Actuarial losses/(gains) arising from changes in financial assumptions	700	2,025	(211)
Cumulative actuarial reserve acquired with subsidiary			(3)
Pension remeasurement	£ 103	£ 528	£ (319)